SCHEDULE I, CONDENSED FINANCIAL INFORMATION OF PARENT, STATEMENT OF COMPREHENSIVE INCOME (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Condensed Statement of Income Captions [Line Items]
Net income	$ 1,519	$ 1,448	$ 1,262
Total other comprehensive income (loss)	52	(334)	(290)
Pretax amount [Member]
Condensed Statement of Income Captions [Line Items]
Net income	1,760	1,691	1,462
Foreign currency translation adjustments	42	(260)	(193)
Financial instruments	(6)	(80)	(106)
Pension and other postretirement benefits	(13)	(3)	(20)
Total other comprehensive income (loss)	23	(343)	(319)
Total comprehensive income, after preferred dividends of subsidiaries	1,782	1,347	1,142
Income tax benefit [Member]
Condensed Statement of Income Captions [Line Items]
Net income	(389)	(341)	(300)
Foreign currency translation adjustments	0	0	0
Financial instruments	11	33	42
Pension and other postretirement benefits	4	1	8
Total other comprehensive income (loss)	15	34	50
Total comprehensive income, after preferred dividends of subsidiaries	(374)	(307)	(250)
Net-of-tax amount [Member]
Condensed Statement of Income Captions [Line Items]
Net income	1,371	1,350	1,162
Foreign currency translation adjustments	42	(260)	(193)
Financial instruments	5	(47)	(64)
Pension and other postretirement benefits	(9)	(2)	(12)
Total other comprehensive income (loss)	38	(309)	(269)
Total comprehensive income, after preferred dividends of subsidiaries	1,408	1,040	892
Parent Company [Member] | Pretax amount [Member]
Condensed Statement of Income Captions [Line Items]
Net income	1,189	1,199	1,028
Foreign currency translation adjustments	42	(260)	(193)
Financial instruments	(6)	(80)	(106)
Pension and other postretirement benefits	(13)	(3)	(20)
Total other comprehensive income (loss)	23	(343)	(319)
Total comprehensive income, after preferred dividends of subsidiaries	1,212	856	709
Parent Company [Member] | Income tax benefit [Member]
Condensed Statement of Income Captions [Line Items]
Net income	181	150	133
Foreign currency translation adjustments	0	0	0
Financial instruments	11	33	42
Pension and other postretirement benefits	4	1	8
Total other comprehensive income (loss)	15	34	50
Total comprehensive income, after preferred dividends of subsidiaries	196	184	183
Parent Company [Member] | Net-of-tax amount [Member]
Condensed Statement of Income Captions [Line Items]
Net income	1,370	1,349	1,161
Foreign currency translation adjustments	42	(260)	(193)
Financial instruments	5	(47)	(64)
Pension and other postretirement benefits	(9)	(2)	(12)
Total other comprehensive income (loss)	38	(309)	(269)
Total comprehensive income, after preferred dividends of subsidiaries	$ 1,408	$ 1,040	$ 892